Vessels (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 53,224	$ 93,627	$ 0
Loss on sale of property, plant and equipment	5,817	6,451	0
Seller's credit	23,163	27,294
Sort-term receivable of seller's credit	12,741	0
Operating Lease, Right-of-Use Asset	88,573	67,110
Operating Lease, Liability, Current	29,749	20,976
Operating Lease, Liability, Noncurrent	58,824	46,134
Sublease Income	16,202	29,355	15,408
Property, Plant and Equipment, Gross	3,279,440	3,618,309
Asset Impairment Charges	$ 86,368	28,776	$ 27,613
Caribbean Voyager Tanker [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	January 7, 2020
Apollo Voyager [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	September 21, 2020
Artemis Voyager [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	November 10, 2020
Caribbean Voyager, Apollo Voyages and Artemis Voyager [Member]
Property, Plant and Equipment [Line Items]
Acquisition of newly constructed vessels		197,845
Mediterranean Voyager [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date			October 21, 2019
Acquisition of newly constructed vessels			$ 51,980
Maya Vessel [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 9,336
Loss on sale of property, plant and equipment	$ 4,121
Silia T, Didimon and Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		93,627
Loss on sale of property, plant and equipment		$ 6,451
Eurochampion 2004 and Euronike [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Date	December 21, 2017
Sale Leaseback Transaction, Lease Terms	five-year
Sale Leaseback Transaction, Net Proceeds, Investing Activities	$ 65,200
Seller's credit	13,000
Sort-term receivable of seller's credit	12,741
Operating Lease, Right-of-Use Asset	$ 7,429
Operating Lease, Weighted Average Discount Rate, Percent	5.45%
Operating Lease, Weighted Average Remaining Lease Term	11 months 19 days	1 year 11 months 19 days
Archangel and Alaska [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Date	January 9, 2020
Sale Leaseback Transaction, Lease Terms	five-year
Sale Leaseback Transaction, Net Proceeds, Investing Activities	$ 61,070
Seller's credit	11,800
Long-term receivable of seller's credit	10,909
Operating Lease, Right-of-Use Asset	$ 27,371
Operating Lease, Weighted Average Discount Rate, Percent	4.41%
Operating Lease, Weighted Average Remaining Lease Term	3 years 7 days	4 years 7 days
Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Date	December 21, 2020
Sale Leaseback Transaction, Lease Terms	five-year
Sale Leaseback Transaction, Net Proceeds, Investing Activities	$ 24,527
Seller's credit	4,425
Long-term receivable of seller's credit	4,222
Operating Lease, Right-of-Use Asset	$ 11,333
Operating Lease, Weighted Average Discount Rate, Percent	3.15%
Operating Lease, Weighted Average Remaining Lease Term	3 years 11 months 19 days	4 years 11 months 19 days
Operating Lease, Liability, Current	$ 997	$ 905
Operating Lease, Liability, Noncurrent	3,196	4,243
Operating Lease, Liability	4,193	5,148
Arctic and Antarctic [Member]
Property, Plant and Equipment [Line Items]
Loss on sale of property, plant and equipment	$ 1,696
Sale Leaseback Transaction, Date	June 21, 2021
Sale Leaseback Transaction, Lease Terms	five-year
Sale Leaseback Transaction, Net Proceeds, Investing Activities	$ 52,304
Seller's credit	8,415
Long-term receivable of seller's credit	8,032
Operating Lease, Right-of-Use Asset	$ 42,440
Operating Lease, Weighted Average Discount Rate, Percent	2.06%
Operating Lease, Weighted Average Remaining Lease Term	4 years 5 months 26 days
Aris, Ajax, Afrodite, Apollon, Artemis, Ariadne and Proteas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 172,118
Property, Plant, and Equipment, Fair Value Disclosure	85,750
Asset Impairment Charges	86,368
Impairment of Long-Lived Assets to be Disposed of	$ 8,683
Arctic, Antarctic, Izumo Princess and Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		$ 28,776
Amphitrite, Arion, Andromeda, Aegeas, Izumo Princess, Archangel and Alaska [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ 27,613